Offerings	Mar. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2024 Stock Option and Grant Plan, Common Stock, par value $0.0001 per share
Amount Registered | shares	2,830,036
Proposed Maximum Offering Price per Unit	18.705
Maximum Aggregate Offering Price	$ 52,935,823.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,310.44
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 per share ("Common Stock"), which become issuable under the Registrant's 2024 Stock Option and Grant Plan (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration that results in an increase in the number of our outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low price per share of the Registrant's Common Stock as reported on the Nasdaq Global Market on March 26, 2026. The amount registered consists of 2,830,036 additional shares issuable under the 2024 Plan, which represents an automatic annual increase to the number of shares available for issuance under the 2024 Plan effective January 1, 2026. Pursuant to such provision, an additional number of shares will automatically be added to the shares authorized for issuance under the 2024 Plan on January 1 of each year. Shares available for issuance under the 2024 Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission (the "Commission") on September 13, 2024 (File No. 333-282113) and March 28, 2025 (File No. 333-286209).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan, Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	18.705
Maximum Aggregate Offering Price	$ 18,705,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,583.16
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock, which become issuable under the Registrant's 2026 Inducement Plan (the "Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or any other similar transaction effected without the receipt of consideration that results in an increase in the number of our outstanding shares of Common Stock. The proposed maximum offering price per unit and maximum aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low price per share of the Registrant's Common Stock as reported on the Nasdaq Global Market on March 26, 2026. The amount registered consists of 1,000,000 shares issuable under the Inducement Plan.